Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 - PROPERTY AND EQUIPMENT, NET

As of June 30, 2022 and December 31, 2021, property and equipment, net consisted of the following:

	June 30,	December 31,
	2022	2021
Electronic equipment	$167,572	$168,308
Office equipment	13,671	14,391
Leasehold improvement	373,441	339,657
Total property and equipment	554,684	522,356
Less: accumulated depreciation	(366,379)	(199,959)
Total property and equipment, net	$188,305	$322,397

Leasehold amortization expenses for the six months ended June 30, 2022 and 2021 were $209,391 and nil. Depreciation expenses for the six months ended June 30, 2022 and 2021 were $1,304 and $6,803, respectively. There were no disposals or impairment recorded for property and equipment for the six months ended June 30, 2022 and 2021.